Schedule of Aggregate Percentage Revenue and Accounts Receivable (Details) - Customer Concentration Risk [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Revenue from Contract with Customer Benchmark [Member] | Customer 1 [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	62.00%	42.00%
Revenue from Contract with Customer Benchmark [Member] | Customers [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	62.00%	42.00%
Accounts Receivable [Member] | Customer 1 [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	0.00%		40.00%
Accounts Receivable [Member] | Customers [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	89.00%		72.00%
Accounts Receivable [Member] | Customer 2 [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	28.00%		0.00%
Accounts Receivable [Member] | Customer 3 [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	23.00%		0.00%
Accounts Receivable [Member] | Customer 4 [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	0.00%		32.00%
Accounts Receivable [Member] | Customer 5 [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	0.00%		0.00%
Accounts Receivable [Member] | Customer 6 [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	14.00%		0.00%
Accounts Receivable [Member] | Customer 7 [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	24.00%		0.00%